Securities - Summary of Proceeds From Sales of Securities Available-for-sale and Associated Gains and Losses (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Available For Sale Securities Gross Realized Gain Loss [Abstract]
Proceeds	$ 107,949	$ 8	$ 507,362	$ 534,418	$ 511,028
Gross gains	912	$ 8	3,341	3,358	3,124
Gross losses	$ (110)		$ (110)	$ 131	$ 60